OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
OTHER NON-CURRENT ASSETS [Abstract]
Deferred costs		¥ 1,120	$ 161	¥ 4,484
Deposits - long-term	[1]	23,238	3,348	27,645
Others	[2]	15,368	2,213	23,666
Other non-current assets		¥ 39,726	$ 5,722	¥ 55,795

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2016, the outstanding balance was RMB14,078 (US$2,028), of which RMB12,803 (US$1,844) will be collected from 2018 to 2027 in 10 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB9,339 (US$1,345) (note 20).
[2]	For the years ended December 31, 2015 and 2016, nil and RMB3,487 (US$502) impairment was provided for the balance.